CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class A Common Stock Seaport Global Acquisition Corp	Class A Common Stock Subject to Redemption Seaport Global Acquisition Corp	Class A Common Stock Not Subject to Redemption Seaport Global Acquisition Corp	Class B Common Stock Seaport Global Acquisition Corp	Additional Paid-in Capital Seaport Global Acquisition Corp	Additional Paid-in Capital	Accumulated Income (Deficit) Seaport Global Acquisition Corp	Accumulated Income (Deficit)	Common Stock [Member]	Seaport Global Acquisition Corp	Total
Balance at the beginning at Dec. 31, 2017						$ 222,831,000		$ (88,407,000)			$ 134,427,000
Balance at the beginning (in shares) at Dec. 31, 2017									3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)								61,453,000			61,453,000
Balance at the end at Dec. 31, 2018						222,928,000		(144,312,000)			78,619,000
Balance at the end (in shares) at Dec. 31, 2018									3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)								(7,567,000)			(7,567,000)
Balance at the end at Dec. 31, 2019						223,084,000		(152,176,000)	$ 3,000		70,911,000
Balance at the end (in shares) at Dec. 31, 2019									3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)								(39,135,000)			(39,135,000)
Balance at the end at Sep. 30, 2020						223,062,000		(191,258,000)	$ 3,000		31,807,000
Balance at the beginning at Dec. 31, 2019						223,084,000		(152,176,000)	$ 3,000		70,911,000
Balance at the beginning (in shares) at Dec. 31, 2019									3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)								(69,503,000)			(69,503,000)
Balance at the end at Dec. 31, 2020		$ (21,225,746)		$ 359		223,085,000	$ (21,226,105)	(221,626,000)	$ 3,000	$ (21,225,746)	1,462,000
Balance at the end (in shares) at Dec. 31, 2020				3,593,750					3
Balance at the beginning at Jul. 23, 2020	$ 0			$ 0	$ 0		0			0
Balance at the beginning (in shares) at Jul. 23, 2020	0			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 2,097,430	2,097,430	$ 2,097,430	$ 2,097,430			2,097,430			2,097,430
Balance at the end at Dec. 31, 2020		(21,225,746)		$ 359		223,085,000	(21,226,105)	(221,626,000)	$ 3,000	(21,225,746)	1,462,000
Balance at the end (in shares) at Dec. 31, 2020				3,593,750					3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)							5,128,710			5,128,710
Change in value of Class A common stock subject to possible redemption							17,259			17,259
Balance at the end at Mar. 31, 2021				$ 359			(16,114,654)			(16,114,295)
Balance at the end (in shares) at Mar. 31, 2021				3,593,750
Balance at the beginning at Dec. 31, 2020		$ (21,225,746)		$ 359		223,085,000	(21,226,105)	(221,626,000)	$ 3,000	(21,225,746)	1,462,000
Balance at the beginning (in shares) at Dec. 31, 2020				3,593,750					3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(536,769)			$ (536,769)				(92,938,000)		(536,769)	(92,938,000)
Balance at the end at Sep. 30, 2021				$ 359		239,722,000	(21,786,742)	(314,564,000)	$ 3,000	(21,786,383)	(74,839,000)
Balance at the end (in shares) at Sep. 30, 2021				3,593,750
Balance at the beginning at Mar. 31, 2021				$ 359			(16,114,654)			(16,114,295)
Balance at the beginning (in shares) at Mar. 31, 2021				3,593,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)							(3,821,824)			(3,821,824)
Change in value of Class A common stock subject to possible redemption							(4,740)			(4,740)
Balance at the end at Jun. 30, 2021				$ 359			(19,941,218)			(19,940,859)
Balance at the end (in shares) at Jun. 30, 2021				3,593,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ (1,843,655)			$ (1,843,655)			(1,843,655)			(1,843,655)
Change in value of Class A common stock subject to possible redemption							(1,869)			(1,869)
Balance at the end at Sep. 30, 2021				$ 359		$ 239,722,000	$ (21,786,742)	$ (314,564,000)	$ 3,000	$ (21,786,383)	$ (74,839,000)
Balance at the end (in shares) at Sep. 30, 2021				3,593,750